Intangible Assets (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Customer relationships	$ 749,000	$ 749,000
Marketing related	1,368,000	1,368,000
Total intangible assets	2,117,000	2,117,000
Accumulated amortization	(399,922)	(238,156)
Intangible assets, net	$ 1,717,078	$ 1,878,844